Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock shares issued	29,513,563	23,836,706	18,303,193
Common stock shares outstanding	29,513,563	23,836,706	18,303,193
Series G Redeemable And Convertible Preferred Stock [Member]
Temporary equity par value	$ 0.01	$ 0.01	$ 0.01
Temporary equity liquidation per share	$ 1,000	$ 1,000	$ 1,000
Temporary equity shares authorized	1,800	1,800	1,800
Temporary equity liquidation preference	$ 168	$ 168	$ 168
Temporary equity shares issued	168	168	168
Temporary equity shares outstanding	168	168	168
Temporary equity common shares issuable upon conversion	8,582	8,582	8,582
Series H Redeemable And Convertible Preferred Stock [Member]
Temporary equity par value		$ 0.01	$ 0.01
Temporary equity liquidation per share		$ 1,000	$ 1,000
Temporary equity shares authorized		23,000	23,000
Temporary equity liquidation preference		$ 0	$ 14,356
Temporary equity shares issued		0	14,356
Temporary equity shares outstanding		0	14,356
Temporary equity common shares issuable upon conversion		0	1,981,128